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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number      811-08885

                                                                                        Alight Series Trust

                             (Exact name of registrant as specified in charter)

4 Overlook Point, Lincolnshire, Illinois                                                                         60069

            (Address of principal executive offices)                                                                                                       (Zip code)

Douglas S. Keith, 4 Overlook Point, Lincolnshire, Illinois  60069

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (224) 737-7000

Date of fiscal year end:      12/31

Date of reporting period: 07/01/18 – 06/30/19

Item 1.  Proxy Voting Record

Alight Series Trust

Ticker		CUSIP		ISIN

HEWXX		01626M103		US01626M1036

Meeting Date		Record Date		Meeting Type

February 25, 2019		January 24, 2019		Special

Proposal	Description	Proposed By	Recommendation	Vote Cast	For/Against

1	Elect Trustee Jeremy Fritz	Management	For	For	For

2	Elect Trustee John Oliverio	Management	For	For	For

3	Elect Trustee Jon Sohn	Management	For	For	For

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alight Series Trust

By:  /s/ Jeremy Fritz

       Jeremy Fritz, President

Date:  8/29/19

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